Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Current assets [Abstract]
Cash and cash equivalents		$ 79,034	[1],[2]	$ 78,143	[1],[2]	$ 74,738	$ 125,948
Total current assets		208,915		201,889
Total non-current assets		1,394,034		1,284,698
Total assets		1,602,949		1,486,587
Current liabilities [Abstract]
Accounts payable and accrued expenses	[2]	22,761		23,436
Total current liabilities		74,720		109,613
Stockholders' equity [Abstract]
Stock		1,608		1,600
Paid-in additional capital		1,223,719		1,217,651
Accumulated deficit		(96,216)		(186,321)
Total stockholders' equity		1,133,257		1,042,701		1,031,667	1,073,486
Total liabilities and stockholders' equity		1,602,949		1,486,587
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		9,936		18,573		$ 8,912	$ 29,601
Accounts receivable and prepaid expenses		640		580
Amounts due from related parties		151,155		89,976
Total current assets		161,732		109,129
Investments in subsidiaries		803,059		757,671
Total non-current assets		803,059		757,671
Total assets		964,790		866,800
Current liabilities [Abstract]
Accounts payable and accrued expenses		893		324
Total current liabilities		893		324
Stockholders' equity [Abstract]
Stock		1,608		1,600
Paid-in additional capital		1,174,809		1,170,915
Accumulated deficit		(212,519)		(306,039)
Total stockholders' equity		963,898		866,476
Total liabilities and stockholders' equity		$ 964,790		$ 866,800

[1]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[2]	Amounts carried at amortized cost.